Form 13F-HR

                               Form 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:   June 30, 2010


Check here if Amendment [];
         This Amendment (Check only one.):
                        []  is a restatement.
                          adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Dividend Growth Advisors, LLC
Address: 58 Riverwalk Blvd, Ste. 2A
         Ridgeland, SC 29936

Form 13F File Number: 28-11952

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    C. Troy Shaver, Jr.
Title:   President
Phone:   (843) 645-9700

Signature, Place, and Date of Signing:




/s/ C.Troy Shaver, Jr.    Ridgeland, SC     August 12, 2010
------------------------  ------------      ------------
    [Signature] 	  [City, State]      [Date]



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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Report Summary:

Number of Other Included Managers:      0
                                        -------------

Form 13F Information Table Entry Total: 70
                                        -------------

Form 13F Information Table Value Total:	312225
                                        -------------
                                         (thousands)

List of Other Included Managers:

 {None}





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 FORM 13F INFORMATION TABLE

                                                    			INVEST- OTHER   VOTING
NAME OF         	TITLE   	CUSIP  	 	VALUE  	SHRS  	MENT  	MANA-   AUTHORITY
ISSUER          	CLASS           		(X$1000)       	CRETION GERS    SOLE


AFLAC INC		COM		001055102	4316	101160	SOLE	N/A	101160
AIR PRODS & CHEM INC	COM		009158106	537	8290	SOLE	N/A	8290
APACHE CORP		COM		037411105	230	2730	SOLE	N/A	2730
APTARGROUP INC		COM		038336103	4173	110343	SOLE	N/A	110343
ARCHR DANLS MDLND CO	COM		039483102	5665	219402	SOLE	N/A	219402
AUTOMATIC DATA PROCE	COM		053015103	5866	145714	SOLE	N/A	145714
BADGER METER INC	COM		056525108	2048	52945	SOLE	N/A	52945
BECTON DICKINSON & CO	COM		075887109	3201	47345	SOLE	N/A	47345
CATERPILLAR INC		COM		149123101	210	3500	SOLE	N/A	3500
CENTURYLINK INC		COM		156700106	3247	97492	SOLE	N/A	97492
CHEVRON CORP		COM		166764100	301	4439	SOLE	N/A	4439
COCA-COLA CO		COM		191216100	276	5508	SOLE	N/A	5508
COLGATE PALMOLIVE	COM		194162103	932	11837	SOLE	N/A	11837
EATON VANCE CORP	COM NON VTG	278265103	4971	180033	SOLE	N/A	180033
ECOLAB INC		COM		278865100	4214	93832	SOLE	N/A	93832
EMERSON ELEC CO		COM		291011104	492	11251	SOLE	N/A	11251
ENTERPRISE GP HLDGS LP	UNIT LP INT	293716106	4925	103830	SOLE	N/A	103830
ENTERPRISE PRODS PRTNRS	COM		293792107	16020	452913	SOLE	N/A	452913
GENERAL DYNAMICS CORP	COM		369550108	561	9585	SOLE	N/A	9585
GENERAL ELECTRIC CO	COM		369604103	342	23750	SOLE	N/A	23750
GENESIS ENERGY LP	UNIT LP PARTN	371927104	794	41460	SOLE	N/A	41460
HCC INS HLDGS INC	COM		404132102	952	38465	SOLE	N/A	38465
HOLLY ENERGY PRTNRS LP	COM UT LTD PTN	435763107	815	18605	SOLE	N/A	18605
ILLINOIS TOOL WKS INC	COM		452308109	2548	61713	SOLE	N/A	61713
INTL BUSINESS MACHS	COM		459200101	8001	64793	SOLE	N/A	64793
ISHARES TR INDEX	BARCLYS TIPS BD	464287176	14371	134420	SOLE	N/A	134420
JOHNSON & JOHNSON	COM		478160104	824	13955	SOLE	N/A	13955
KINDER MORGAN ENERGY 	UT LTD PARTNER	494550106	5555	85385	SOLE	N/A	85385
LEGGETT & PLATT INC	COM		524660107	2635	131350	SOLE	N/A	131350
LINEAR TECHNOLOGY CORP	COM		535678106	4201	151060	SOLE	N/A	151060
LINN ENERGY LLC		UNIT LTD LIAB	536020100	11854	446487	SOLE	N/A	446487
MAGELLAN MDSTRM PRTNRSP	COM UNIT RP LP	559080106	17448	373222	SOLE	N/A	373222
MCDONALDS CORP		COM		580135101	9002	136657	SOLE	N/A	136657
MEDTRONIC INC		COM		585055106	3202	88274	SOLE	N/A	88274
MERIDIAN BIOSCIENCE INC	COM		589584101	2845	167332	SOLE	N/A	167332
NOVO-NORDISK A S	ADR		670100205	10937	134994	SOLE	N/A	134994
NUCOR CORP		COM		670346105	551	14385	SOLE	N/A	14385
PAYCHEX INC		COM		704326107	1264	48687	SOLE	N/A	48687
PENN VA RSRCS PRTNRS	COM		707884102	461	22050	SOLE	N/A	22050
PEPSICO INC		COM		713448108	5298	86917	SOLE	N/A	86917
PLAINS ALL AMRN PPLNE	UNIT LTD PARTN	726503105	12424	211652	SOLE	N/A	211652
PROCTER & GAMBLE CO	COM		742718109	6089	101515	SOLE	N/A	101515
PUBLIC SVC ENTRPRSE GP	COM		744573106	204	6520	SOLE	N/A	6520
ROPER INDS INC NEW	COM		776696106	1214	21700	SOLE	N/A	21700
SEI INVESTMENTS CO	COM		784117103	1597	78451	SOLE	N/A	78451
TELEFLEX INC		COM		879369106	5728	105522	SOLE	N/A	105522
TEVA PHARMACEUT INDS	ADR		881624209	6831	131396	SOLE	N/A	131396
UNION PAC CORP		COM		907818108	232	3332	SOLE	N/A	3332
UNITED TECHNLGS CORP	COM		913017109	4984	76783	SOLE	N/A	76783
WAL MART STORES INC	COM		931142103	4802	99897	SOLE	N/A	99897
WALGREEN CO		COM		931422109	3745	151490	SOLE	N/A	151490
AT&T INC		COM		00206R102	251	10362	SOLE	N/A	10362
CARDINAL HEALTH INC	COM		14149Y108	1939	57680	SOLE	N/A	57680
ENBRIDGE ENERGY PRTNRS	COM		29250R106	11154	212786	SOLE	N/A	212786
ENERGY TRANSFER PRTNRS	UNIT LTD PARTN	29273R109	9379	202130	SOLE	N/A	202130
ENERGY TRANSFER EQUITY	COM UT LTD PTN	29273V100	6596	195430	SOLE	N/A	195430
EXXON MOBIL CORP	COM		30231G102	1330	23304	SOLE	N/A	23304
JPMORGAN CHASE & CO	COM		46625H100	279	7618	SOLE	N/A	7618
MERCK & CO INC NEW	COM		58933Y105	258	7367	SOLE	N/A	7367
NATURAL RESOURCE PRTNRS	COM UNIT L P	63900P103	13394	566575	SOLE	N/A	566575
NOVARTIS A G		SPONS ADR	66987V109	4921	101839	SOLE	N/A	101839
NUSTAR ENERGY LP	UNIT COM	67058H102	7630	132953	SOLE	N/A	132953
NUSTAR GP HOLDINGS LLC	UNIT RESTG LLC	67059L102	1814	58980	SOLE	N/A	58980
ONEOK PRTNRS LP		UNIT LTD PARTN	68268N103	1886	29330	SOLE	N/A	29330
PIMCO CORP INCOME FD	COM		72200U100	189	12400	SOLE	N/A	12400
PIMCO MUN INCOME FD II	COM		72200W106	212	18650	SOLE	N/A	18650
PRAXAIR INC		COM		74005P104	6219	81835	SOLE	N/A	81835
REGENCY ENERGY PRTNRS	COM UNITS LP	75885Y107	319	13200	SOLE	N/A	13200
SUNOCO LOGISTICS PRTNRS	COM UNITS	86764l108	18446	256195	SOLE	N/A	256195
WILLIAMS PRTNRS		COM UNIT L P	96950F104	12075	276820	SOLE	N/A	276820


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